Pension and Other Post-Retirement Benefits (Summary of Fair Value of Plan Assets of the Defined Benefit Pension Plans, by Asset Category) (Parenthetical) (Detail)	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value of plan assets [Line Items]
Other plan assets held in funds estimated fair values	96.00%	100.00%